Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Environmental Control Property Servicing Agreement, dated as of May 12, 2021 (the “Servicing Agreement”), by and between WISCONSIN ELECTRIC POWER COMPANY, as servicer (the “Servicer”), and WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC, the Servicer does hereby certify, for the December 15th, 2023 Payment Date (the “Current Payment Date”), as follows:

Billing Periods: May 2023 to October 2023 (June 2023 to November 2023 Collection Period)

Payment Date: December 15, 2023

1.            Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the May 2023 Billing Period	$601,824.61
ii.	Remittances for the June 2023 Billing Period	$752,328.16
iii.	Remittances for the July 2023 Billing Period	$855,145.79
iv.	Remittances for the August 2023 Billing Period	$800,536.44
v.	Remittances for the September 2023 Billing Period	$947,683.06
vi.	Remittances for the October 2023 Billing Period	$699,089.95
vii.	Investment Earnings on Capital Subaccount	$6,465.88
viii.	Investment Earnings on Excess Funds Subaccount	$12,896.80
ix.	Investment Earnings on General Subaccount	$26,609.66
x.	General Subaccount Balance (sum of i through ix above)	$4,702,580.35
xi.	Excess Funds Subaccount Balance as of prior Payment Date	$843,658.81
xii.	Capital Subaccount Balance as of prior Payment Date	$594,070.00
xiii.	Collection Account Balance (sum of x through xii above)	$6,140,309.16

2.            Outstanding Amounts of as of prior Payment Date:

Aggregate Outstanding Amount of all Environmental Trust Bonds	$101,505,825.00

 3.           Required Funding/Payments as of Current Payment Date:

Principal	Principal Due
Environmental Trust Bonds	$4,463,224.00

Interest	Interest Rate	Days in Interest Period(1)	Principal Balance	Interest Due
Environmental Trust Bonds	1.578%	180	$101,505,825.00	$800,880.96

		Required Level	Funding Required
xiii.	Capital Subaccount	$594,070.00	$—

1

4.            Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts	$—
ii.	Servicing Fee	$29,703.48
iii.	Administration Fee	$37,500.00
iv.	Operating Expenses	$2,864.15

Environmental Trust Bonds		Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)		$—
	Interest Payment	$800,880.96	$6.74

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date
	Principal Payment	$—	$—

vii.	Semi-Annual Principal
	Principal Payment	$4,463,224.00	$37.56

(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.

viii.	Other Unpaid Operating Expenses	$41,142.50
ix.	Funding of Capital Subaccount (to required level)	$—
x.	Capital Subaccount Return to Wisconsin Electric Power Company	$6,442.08
xi.	Deposit to Excess Funds Subaccount
xii.	Released to Issuer upon Retirement of all Environmental Trust Bonds	$—
xiii.	Aggregate Remittances as of Current Payment Date	$4,656,608.01

5.            Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Aggregate Outstanding Amount of all Environmental Trust Bonds	$97,042,601.00
ii.	Excess Funds Subaccount Balance	$205,624.49
iii.	Capital Subaccount Balance	$594,070.00
iv.	Aggregate Collection Account Balance	$—

6.            Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$638,034.32
ii.	Capital Subaccount	$—
iii.	Total Withdrawals	$638,034.32

2

7.            Shortfalls in Interest and Principal Payments as of Current Payment Date:

i.	Semi-annual Interest
	Interest Payment	$—

ii.	Semi-annual Principal
	Principal Payment	$—

8.            Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.            Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

3

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate this 8th day of December, 2023.

WEPCO ENVIRONMENTAL TRUST FINANCE I, LLC, As Issuing Entity

By: WISCONSIN ELECTRIC POWER COMPANY, as Servicer

Date:	December 8, 2023	/s/ Anthony L. Reese
Anthony L. Reese
Vice President and Treasurer

4